Related party transactions (Details Narrative) ¥ in Millions		12 Months Ended
	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023
Interests to director | $		$ 44,094
Service income | $		38,215
Cash paid | $		$ 79,320	$ 136,135
Zhong Yuan Nervonic Acid Bio Ttechnology Co Ltd [Member]
Interest rate	100.00%
Total consideration | ¥	¥ 5
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Cash paid | ¥	1
Cash balance | ¥	¥ 4
Interest rate				7.00%